Prepayments and Other Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets
Prepayments and Other Assets
6.	Prepayments and other assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2021	2022
Prepayments and other current assets
Prepayments to vendors (Note a)	1,427,820	1,105,194
VAT recoverable	260,571	396,701
Prepayment for repurchase of ordinary shares	15,901	24
VAT refund for export sales (Note b)	14,041	107,549
Deferred charges	—	42,943
Deposits	1,494	23,183
Others (Note c)	9,200	13,485
	1,729,027	1,689,079
Other non-current assets
Long-term rental and other deposits	2,956	17,046
Prepayments for purchase of software	—	391
	2,956	17,437

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry services. The Company also records a write-down for the prepayment to third-party suppliers when the Company believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2021 and 2022, the Company recorded write-downs of nil and RMB86,216 for the prepayment to third-party suppliers in cost of revenues. As of December 31, 2021 and 2022, the Company’s purchase obligation to third-party suppliers for foundry service was RMB917,346 and RMB465,709, respectively (Note 10 (a)).

Note b: Canaan Convey Co., Ltd. is entitled to VAT refund for its export sales.

Note c: During the years ended December 31, 2020, 2021 and 2022, the Company recorded provision of allowance for other receivables of RMB4,849, RMB911 and RMB90, respectively.